WASATCH FUNDS TRUST

Supplement dated November 16, 2018 to the

Statement of Additional Information dated January 31, 2018

Investor Class

Wasatch Core Growth Fund® - Investor Class (WGROX)

Wasatch Emerging India Fund® - Investor Class (WAINX)

Wasatch Emerging Markets Select Fund® - Investor Class (WAESX)

Wasatch Emerging Markets Small Cap Fund® - Investor Class (WAEMX)

Wasatch Frontier Emerging Small Countries Fund® - Investor Class (WAFMX)

Wasatch Global Opportunities Fund® - Investor Class (WAGOX)

Wasatch Global Value FundTM - Investor Class (FMIEX)

Wasatch International Growth Fund® - Investor Class (WAIGX)

Wasatch International Opportunities Fund® - Investor Class (WAIOX)

Wasatch Micro Cap Fund® - Investor Class (WMICX)

Wasatch Micro Cap Value Fund® - Investor Class (WAMVX)

Wasatch Small Cap Growth Fund® - Investor Class (WAAEX)

Wasatch Small Cap Value Fund® - Investor Class (WMCVX)

Wasatch Ultra Growth Fund® - Investor Class (WAMCX)

Wasatch-Hoisington U.S. Treasury Fund® - Investor Class (WHOSX)

This Supplement updates certain information contained in the Wasatch Funds Statement of Additional Information (“SAI”) dated January 31, 2018 for Investor Class shares. You should retain this Supplement and the SAI for future reference. Additional copies of the SAI may be obtained free of charge by visiting our web site at www.WasatchFunds.com or calling us at 800.551.1700.

Effective at the close of market on December 5, 2018, the Wasatch Core Growth Fund (WGROX) will be closed to new investors with the exceptions as noted below.

The section “Open/Closed Status of Funds” in the section entitled “General Information and History” on page 3 of the SAI is hereby deleted in its entirety and replaced with the following:

Open/Closed Status of Funds. The Emerging India Fund, Emerging Markets Select Fund, Emerging Markets Small Cap Fund, Frontier Emerging Small Countries Fund, Global Opportunities Fund, Global Value Fund, Micro Cap Fund, Micro Cap Value Fund, Small Cap Value Fund, Ultra Growth Fund, and U.S. Treasury Fund are each open to investors.

The Core Growth Fund, International Growth Fund, International Opportunities Fund and Small Cap Growth Fund are each closed to new purchases, except purchases by new or existing shareholders purchasing directly from Wasatch Funds, existing shareholders purchasing through intermediaries, and current and future shareholders purchasing through financial advisors and retirement plans with an established position in the Fund.

As described in more detail in the SAI, the Advisor retains the right to make exceptions to any action taken to close a Fund or limit inflows into a Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WASATCH FUNDS TRUST

Supplement dated November 16, 2018 to the

Statement of Additional Information dated January 31, 2018

Institutional Class

Wasatch Core Growth Fund® - Institutional Class (WIGRX)

Wasatch Emerging India Fund ® - Institutional Class (WIINX)

Wasatch Emerging Markets Select Fund® - Institutional Class (WIESX)

Wasatch Emerging Markets Small Cap Fund® - Institutional Class (WIEMX)

Wasatch Frontier Emerging Small Countries Fund® - Institutional Class (WIFMX)

Wasatch Global Opportunities Fund® - Institutional Class (WIGOX)

Wasatch Global Value FundTM - Institutional Class (WILCX)

Wasatch International Growth Fund® - Institutional Class (WIIGX)

Wasatch International Opportunities Fund® - Institutional Class (WIIOX)

Wasatch Small Cap Growth Fund® - Institutional Class (WIAEX)

Wasatch Small Cap Value Fund® - Institutional Class (WICVX)

This Supplement updates certain information contained in the Wasatch Funds Statement of Additional Information (“SAI”) dated January 31, 2018, as amended for Institutional Class shares. You should retain this Supplement and the SAI for future reference. Additional copies of the SAI may be obtained free of charge by visiting our web site at www.WasatchFunds.com or calling us at 800.551.1700.

Effective at the close of market on December 5, 2018, the Wasatch Core Growth Fund (WIGRX) will be closed to new investors with the exceptions as noted below.

The section “Open/Closed Status of Funds” in the section entitled “General Information and History” on page 3 of the SAI is hereby deleted in its entirety and replaced with the following:

Open/Closed Status of Funds. The Emerging India Fund, Emerging Markets Select Fund, Emerging Markets Small Cap Fund, Frontier Emerging Small Countries Fund, Global Opportunities Fund, Global Value Fund and Small Cap Value Fund are each open to investors.

The Core Growth Fund, International Growth Fund, International Opportunities Fund and Small Cap Growth Fund are each closed to new purchases, except purchases by new or existing shareholders purchasing directly from Wasatch Funds, existing shareholders purchasing through intermediaries, and current and future shareholders purchasing through financial advisors and retirement plans with an established position in the Fund.

As described in more detail in the SAI, the Advisor retains the right to make exceptions to any action taken to close a Fund or limit inflows into a Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE